Lease Liability - Schedule of Lease Liability (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Schedule of Lease Liability [Abstract]
Lease liability – Current	$ 10,012	$ 9,842
Lease liability – Non-Current	17,951	23,796
Total	$ 27,963	$ 33,638